License and services agreements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of License Agreements [Line Items]
Revenue		$ 724	$ 812		$ 2,885	$ 2,139
Research and development expenses		3,943	3,887		$ 11,026	12,019
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales					5.00%
Date of expiry of license agreement					Jul. 31, 2025
License agreement period of extension					5 years
License agreement period of notice to be given for termination of agreement					180 days
Accrued Royalties		300			$ 300
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue					2,000
Milestone Accrued					$ 300
Percentage of obligation on sublicense consideration received					25.00%
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		300			$ 300
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue					2,000
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,000			1,000
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue					10,000
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses		800	$ 0		1,600	$ 400
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,500			1,500
Revenue					50,000
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		7,500			7,500
Revenue					$ 300,000
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales				5.00%
Expiration period from first commercial sale of product					12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received					25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales				4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received					15.00%
Mount Sinai Clinical Trial Agreement [Member] | ISMMS [Member]
Disclosure Of License Agreements [Line Items]
Estimated budget cost for the agreement					$ 3,200
Related party transaction, amount due to related party	$ 300
Expense related to the agreement		$ 200			$ 300